INVESTMENTS - Short-Term Investments (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INVESTMENTS
Investments in wealth management products	¥ 156,031,572	$ 22,622,451	¥ 147,458,675
Time deposits	30,000,000	4,349,592	410,000,000
Total	¥ 186,031,572	$ 26,972,043	¥ 557,458,675